Accrued Expenses And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payable to online advertising platforms as agency	¥ 827,015	$ 119,906	¥ 495,875
Accrued operating expenses	224,902	32,608	148,863
Salary and welfare payable	54,314	7,875	56,073
Advance received in advertising agency services	136,098	19,732	137,267
Accrued advertising, marketing and promotional expenses	48,389	7,016	51,193
Deferred revenue	¥ 194,542	$ 28,206	¥ 156,994
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Operating lease liabilities current portion	¥ 14,384	$ 2,085	¥ 17,452
Other taxes payable	21,670	3,142	17,678
Accrued bandwidth and cloud service costs	1,062	154	363
Others	64,393	9,336	55,590
Total	¥ 1,586,769	$ 230,060	¥ 1,137,348